Fees and Expenses	Dec. 31, 2025 USD ($)
BRAMSHILL MULTI-STRATEGY INCOME FUND
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Fund in a single transaction. More information about these fees and other discounts is available from your financial professional and in the section titled “Choosing a Share Class” on page 40 of the Prospectus and in “APPENDIX A — Waivers and Discounts Available from Intermediaries and Conversion Policies” of the Prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Fund in a single transaction.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	The total annual fund operating expenses do not correlate to the ratio of expense to average net assets appearing in the financial highlights, which reflect only the operating expenses of the Fund and do not include acquired fund fees and expenses.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
	Class A Shares	Class C Shares	Institutional Class Shares
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.25%(1)	None	None
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	1.00%(2)	1.00%(2)	None
Wire fee	$20	$20	$20
Overnight check delivery fee	$25	$25	$25
Retirement account fees (annual maintenance fee)	$15	$15	$15

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses(3) (expenses that you pay each year as a percentage of the value of your investment)
Management fees		0.95%		0.95%		0.95%
Distribution and service (Rule 12b-1) fees		0.25%		1.00%		None
Other expenses		0.35%		0.35%		0.35%
Shareholder service fee	0.06%		0.06%		0.06%
Dividends and interest expense on short sales	0.02%		0.02%		0.02%
All other expenses	0.27%		0.27%		0.27%
Acquired fund fees and expenses		0.01%		0.01%		0.01%
Total annual fund operating expenses(4)		1.56%		2.31%		1.31%
Fees waived and/or expenses reimbursed(5)		(0.10)%		(0.10)%		(0.10)%
Total annual fund operating expenses after waiving fees and/or reimbursing expenses(4),(5)		1.46%		2.21%		1.21%

1      No initial sales charge is applied to purchases of $1 million or more.

2      A contingent deferred sales charge (“CDSC”) of 1.00% will be charged on certain Class A Share purchases of $1 million or more that are redeemed in whole or in part within 12 months of the date of purchase. A CDSC of 1.00% will be charged on Class C Share purchases that are redeemed in whole or in part within 12 months of the date of purchase.

3      The expense information in the table has been restated to reflect the current management fee and expenses caps.

4      The total annual fund operating expenses do not correlate to the ratio of expense to average net assets appearing in the financial highlights, which reflect only the operating expenses of the Fund and do not include acquired fund fees and expenses.

5      The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses) do not exceed 1.43%, 2.18% and 1.18% of the average daily net assets of the Class A Shares, Class C Shares, and Institutional Class Shares, respectively. This agreement is in effect through April 30, 2027, and may be terminated before that date only by the Trust’s Board of Trustees. The Fund’s advisor is permitted to seek reimbursement from the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.

Expenses Deferred Charges [Text Block]	A contingent deferred sales charge (“CDSC”) of 1.00% will be charged on certain Class A Share purchases of $1 million or more that are redeemed in whole or in part within 12 months of the date of purchase. A CDSC of 1.00% will be charged on Class C Share purchases that are redeemed in whole or in part within 12 months of the date of purchase.
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]
	One Year	Three Years	Five Years	Ten Years
Class A Shares	$567	$887	$1,230	$2,194
Class C Shares	$324	$712	$1,226	$2,638
Institutional Class Shares	$123	$405	$709	$1,570

You would pay the following expenses if you did not redeem your shares:

Expense Example, No Redemption, By Year, Caption [Text]	You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption [Table]
	One Year	Three Years	Five Years	Ten Years
Class C Shares	$224	$712	$1,226	$2,638

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 51% of the average value of its portfolio.

Portfolio Turnover, Rate	51.00%
GRAMERCY EMERGING MARKETS DEBT FUND
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Fund in a single transaction. More information about these fees and other discounts is available from your financial professional and in the section titled “Choosing a Share Class” on page 34 of the Prospectus and in “APPENDIX A — Waivers and Discounts Available from Intermediaries and Conversion Policies” of the Prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Fund in a single transaction.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
	Class A Shares	Class C Shares	Institutional Class Shares
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.25%(1)	None	None
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	1.00%(2)	1.00%(2)	None
Wire fee	$20	$20	$20
Overnight check delivery fee	$25	$25	$25
Retirement account fees (annual maintenance fee)	$15	$15	$15

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees		0.75%		0.75%		0.75%
Distribution and service (Rule 12b-1) fees		0.25%		1.00%		None
Other expenses		0.87%		0.87%		0.87%
Shareholder service fee	0.15%		0.15%		0.15%
All other expenses	0.72%		0.72%		0.72%
Total annual fund operating expenses		1.87%		2.62%		1.62%
Fees waived and/or expenses reimbursed(3)		(0.77)%		(0.77)%		(0.77)%
Total annual fund operating expenses after waiving fees and/or reimbursing expenses(3)		1.10%		1.85%		0.85%

1      No initial sales charge is applied to purchases of $1 million or more.

2      A contingent deferred sales charge (“CDSC”) of 1.00% will be charged on certain Class A Share purchases of $1 million or more that are redeemed in whole or in part within 12 months of the date of purchase. A CDSC of 1.00% will be charged on Class C Share purchases that are redeemed in whole or in part within 12 months of the date of purchase.

3      The Fund’s adviser has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), professional fees related to services for the collection of foreign tax reclaims, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses) do not exceed 1.10%, 1.85% and 0.85% of the average daily net assets of the Class A Shares, Class C Shares and Institutional Shares, respectively. Class C Shares are not available for purchase. This agreement is in effect through April 30, 2027, and may be terminated before that date only by the Trust’s Board of Trustees. The Fund’s adviser is permitted to seek reimbursement from the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.

Expenses Deferred Charges [Text Block]	A contingent deferred sales charge (“CDSC”) of 1.00% will be charged on certain Class A Share purchases of $1 million or more that are redeemed in whole or in part within 12 months of the date of purchase. A CDSC of 1.00% will be charged on Class C Share purchases that are redeemed in whole or in part within 12 months of the date of purchase.
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the Fund’s contractual fee waiver and/or expense reimbursement only for the term of the contractual fee waiver and/or expense reimbursement.

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]
	One Year	Three Years	Five Years	Ten Years
Class A Shares	$532	$916	$1,324	$2,462
Class C Shares	$288	$741	$1,321	$2,897
Institutional Class Shares	$87	$436	$809	$1,857

You would pay the following expenses if you did not redeem your shares:

Expense Example, No Redemption, By Year, Caption [Text]	You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption [Table]
	One Year	Three Years	Five Year	Ten Year
Class C Shares	$188	$741	$1,321	$2,897

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal year ended December 31, 2025, the Fund’s portfolio turnover rate was 72% of the average value of its portfolio.

Portfolio Turnover, Rate	72.00%
ROBINSON OPPORTUNISTIC INCOME FUND
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Fund in a single transaction. More information about these fees and other discounts is available from your financial professional and in the section titled “Choosing a Share Class” on page 38 of the Prospectus and in “APPENDIX A — Waivers and Discounts Available from Intermediaries and Conversion Policies” of the Prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Fund in a single transaction.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	The total annual fund operating expenses and total annual fund operating expenses after fee waiver and/or expense reimbursements do not correlate to the ratio of expense to average net assets appearing in the financial highlights, which reflect only the operating expenses of the Fund and do not include acquired fund fees and expenses.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
	Class A Shares	Class C Shares	Institutional Class Shares
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.25%(1)	None	None
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	1.00%(2)	1.00%(2)	None
Wire fee	$20	$20	$20
Overnight check delivery fee	$25	$25	$25
Retirement account fees (annual maintenance fee)	$15	$15	$15

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees		1.10%		1.10%		1.10%
Distribution and service (Rule 12b-1) fees		0.25%		1.00%		None
Other expenses		2.46%		2.46%		2.46%
Shareholder service fee	0.09%		0.09%		0.09%
Dividends and interest expense on short sales	0.01%		0.01%		0.01%
All other expenses	2.36%		2.36%		2.36%
Acquired fund fees and expenses		1.80%		1.80%		1.80%
Total annual fund operating expenses(3)		5.61%		6.36%		5.36%
Fees waived and/or expenses reimbursed(4)		(2.20)%		(2.20)%		(2.20)%
Total annual fund operating expenses after waiving fees and/or reimbursing expenses(3), (4)		3.41%		4.16%		3.16%

1      No initial sales charge is applied to purchases of $1 million or more.

2      A contingent deferred sales charge (“CDSC”) of 1.00% will be charged on certain Class A Share purchases of $1 million or more that are redeemed in whole or in part within 12 months of the date of purchase. A CDSC of 1.00% will be charged on Class C Share purchases that are redeemed in whole or in part within 12 months of the date of purchase.

3      The total annual fund operating expenses and total annual fund operating expenses after fee waiver and/or expense reimbursements do not correlate to the ratio of expense to average net assets appearing in the financial highlights, which reflect only the operating expenses of the Fund and do not include acquired fund fees and expenses.

4      The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses) do not exceed 1.60%, 2.35% and 1.35% of the average daily net assets of the Class A shares, Class C shares and Institutional Class shares, respectively. This agreement is in effect through April 30, 2027, and may be terminated before that date only by the Trust’s Board of Trustees. The Fund’s advisor is permitted to seek reimbursement from the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.

Expenses Deferred Charges [Text Block]	A contingent deferred sales charge (“CDSC”) of 1.00% will be charged on certain Class A Share purchases of $1 million or more that are redeemed in whole or in part within 12 months of the date of purchase. A CDSC of 1.00% will be charged on Class C Share purchases that are redeemed in whole or in part within 12 months of the date of purchase.
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the Fund’s contractual fee waiver and/or expense reimbursement only for the term of the contractual fee waiver and/or expense reimbursement.

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]
	One Year	Three Years	Five Years	Ten Years
Class A Shares	$754	$1,839	$2,910	$5,533
Class C Shares	$518	$1,683	$2,914	$5,848
Institutional Class Shares	$319	$1,407	$2,487	$5,153

You would pay the following expenses if you did not redeem your shares:

Expense Example, No Redemption, By Year, Caption [Text]	You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption [Table]
	One Year	Three Years	Five Years	Ten Years
Class C Shares	$418	$1,683	$2,914	$5,848

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 66% of the average value of its portfolio.

Portfolio Turnover, Rate	66.00%
ROBINSON TAX ADVANTAGED INCOME FUND
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of the Fund in a single transaction. More information about these fees and other discounts is available from your financial professional and in the section titled “Choosing a Share Class” on page 37 of the Prospectus and in “APPENDIX A — Waivers and Discounts Available from Intermediaries and Conversion Policies” of the Prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of the Fund in a single transaction.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	The total annual fund operating expenses and total annual fund operating expenses after fee waiver and/or expense reimbursements do not correlate to the ratio of expense to average net assets appearing in the financial highlights, which reflect only the operating expenses of the Fund and do not include acquired fund fees and expenses.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
	Class A Shares	Class C Shares	Institutional Class Shares
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.75%(1)	None	None
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	1.00%(2)	1.00%(2)	None
Wire fee	$20	$20	$20
Overnight check delivery fee	$25	$25	$25
Retirement account fees (annual maintenance fee)	$15	$15	$15

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees		1.10%		1.10%		1.10%
Distribution and service (Rule 12b-1) fees		0.25%		1.00%		None
Other expenses		0.34%		0.34%		0.34%
Shareholder service fee	0.08%		0.08%		0.08%
Dividends and interest expense on short sales	0.02%		0.02%		0.02%
All other expenses	0.24%		0.24%		0.24%
Acquired fund fees and expenses		1.30%		1.30%		1.30%
Total annual fund operating expenses(3)		2.99%		3.74%		2.74%
Fees waived and/or expenses reimbursed(4)		(0.07)%		(0.07)%		(0.07)%
Total annual fund operating expenses after waiving fees and/or reimbursing expenses(3),(4)		2.92%		3.67%		2.67%

1      No initial sales charge is applied to purchases of $500,000 or more.

2      A contingent deferred sales charge (“CDSC”) of 1.00% will be charged on certain Class A Share purchases of $500,000 or more that are redeemed in whole or in part within 18 months of the date of purchase. A CDSC of 1.00% will be charged on Class C Share purchases that are redeemed in whole or in part within 12 months of the date of purchase.

3      The total annual fund operating expenses and total annual fund operating expenses after fee waiver and/or expense reimbursements do not correlate to the ratio of expense to average net assets appearing in the financial highlights, which reflect only the operating expenses of the Fund and do not include acquired fund fees and expenses.

4      The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses) do not exceed 1.60%, 2.35% and 1.35% of the average daily net assets of the Class A shares, Class C shares and Institutional Class shares, respectively. This agreement is in effect through April 30, 2027, and may be terminated before that date only by the Trust’s Board of Trustees. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.

Expenses Deferred Charges [Text Block]	A contingent deferred sales charge (“CDSC”) of 1.00% will be charged on certain Class A Share purchases of $500,000 or more that are redeemed in whole or in part within 18 months of the date of purchase. A CDSC of 1.00% will be charged on Class C Share purchases that are redeemed in whole or in part within 12 months of the date of purchase.
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the Fund’s contractual fee waiver and/or expense reimbursement only for the term of the contractual fee waiver and/or expense reimbursement.

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]
	One Year	Three Years	Five Years	Ten Years
Class A Shares	$659	$1,258	$1,882	$3,555
Class C Shares	$469	$1,137	$1,924	$3,980
Institutional Class Shares	$270	$844	$1,443	$3,065

You would pay the following expenses if you did not redeem your shares:

Expense Example, No Redemption, By Year, Caption [Text]	You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption [Table]
	One Year	Three Years	Five Years	Ten Years
Class C Shares	$369	$1,137	$1,924	$3,980

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 121% of the average value of its portfolio.

Portfolio Turnover, Rate	121.00%